Financial risk management - Undiscounted cash flow analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	€ 78	€ 236
Non-current interest-bearing financial investments	767
Other current financial assets excluding derivatives	284	128
Current financial investments	3,092	2,576
Cash and cash equivalents	5,509	6,695
Derivative contracts receipts-Net settled		2
Derivative contracts receipts	11,596	10,498
Derivative contracts payments	(11,429)	(10,291)
Trade receivables	6,014	(5,673)
Long-term interest-bearing liabilities	(5,348)	(5,409)
Long-term lease liabilities	(867)	(882)
Other non-current financial liabilities	(17)	(34)
Short-term interest-bearing liabilities	(230)	(116)
Short-term lease liabilities	(223)	(236)
Derivative contracts payments	(13)
Other financial liabilities excluding derivatives	(502)	(522)
Derivative contracts receipts	12,421	12,100
Derivative contracts payments	(12,618)	(12,220)
Discounts without performance obligations	(539)	(664)
Trade payables	(4,730)	(3,679)
Loan commitments given undrawn	(26)	(21)
Loan commitments obtained undrawn	1,486	1,482
Financial instruments with call period less than three months	551	424
Due within 3 months | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets		15
Non-current interest-bearing financial investments	5
Other current financial assets excluding derivatives	207	110
Current financial investments	2,146	2,274
Cash and cash equivalents	4,947	6,268
Derivative contracts receipts	9,170	7,907
Derivative contracts payments	(9,089)	(7,835)
Trade receivables	4,885	(4,829)
Long-term interest-bearing liabilities	(43)	(39)
Short-term interest-bearing liabilities	(131)	(89)
Short-term lease liabilities	(61)	(62)
Derivative contracts payments	5
Other financial liabilities excluding derivatives	(482)	(504)
Derivative contracts receipts	8,832	8,483
Derivative contracts payments	(8,992)	(8,556)
Discounts without performance obligations	(205)	(419)
Trade payables	(4,561)	(3,522)
Loan commitments given undrawn	(13)	(3)
Loan commitments obtained undrawn	(1)	(1)
Due between 3 and 12 months | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets		13
Non-current interest-bearing financial investments	7
Other current financial assets excluding derivatives	77	18
Current financial investments	946	302
Cash and cash equivalents	31	71
Derivative contracts receipts-Net settled		(2)
Derivative contracts receipts	2,109	1,774
Derivative contracts payments	(2,038)	(1,713)
Trade receivables	1,004	(812)
Long-term interest-bearing liabilities	(98)	(86)
Short-term interest-bearing liabilities	(99)	(27)
Short-term lease liabilities	(162)	(174)
Derivative contracts payments	(31)
Other financial liabilities excluding derivatives	(20)	(18)
Derivative contracts receipts	1,271	1,629
Derivative contracts payments	(1,303)	(1,663)
Discounts without performance obligations	(211)	(175)
Trade payables	(165)	(152)
Loan commitments given undrawn	(13)	(18)
Loan commitments obtained undrawn	(3)	(3)
1 to 3 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	30	110
Non-current interest-bearing financial investments	376
Cash and cash equivalents	136	126
Derivative contracts receipts-Net settled		4
Derivative contracts receipts	297	462
Derivative contracts payments	(282)	(434)
Trade receivables	123	(32)
Long-term interest-bearing liabilities	(2,182)	(1,171)
Long-term lease liabilities	(340)	(353)
Other non-current financial liabilities	(17)	(34)
Derivative contracts payments	(1)
Derivative contracts receipts	919	1,179
Derivative contracts payments	(1,003)	(1,231)
Discounts without performance obligations	(121)	(70)
Trade payables	(3)	(4)
Loan commitments obtained undrawn	80	80
Due between 3 and 5 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	2	86
Non-current interest-bearing financial investments	275
Cash and cash equivalents	200	230
Derivative contracts receipts	20	49
Derivative contracts payments	(20)	(35)
Trade receivables	2
Long-term interest-bearing liabilities	(1,397)	(2,038)
Long-term lease liabilities	(200)	(225)
Derivative contracts payments	7
Derivative contracts receipts	573	180
Derivative contracts payments	(542)	(176)
Discounts without performance obligations	(2)
Loan commitments obtained undrawn	1,410	1,406
More than 5 years
Undiscounted cash flow analysis for financial liabilities and financial assets
Leases committed but not yet commenced	192
More than 5 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	46	12
Non-current interest-bearing financial investments	104
Cash and cash equivalents	195
Derivative contracts receipts		306
Derivative contracts payments		(274)
Long-term interest-bearing liabilities	(1,628)	(2,075)
Long-term lease liabilities	(327)	(304)
Derivative contracts payments	7
Derivative contracts receipts	826	629
Derivative contracts payments	(778)	(594)
Trade payables	€ (1)	€ (1)